Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The balance of cash and cash equivalents is shown below:

	As at December 31,
	2023	2022
Cash at banks and on hand	1,477,368	1,700,987
Fiduciary rights – money market like	22,266	30,652
Term deposit certificates	7,244	870
Funds	1,318	1,139
Other cash equivalents	9	25
Total cash and cash equivalents	1,508,205	1,733,673

At December 31, 2023, Exito Group recognized interest income from cash at banks and cash equivalents in the amount of $45,852 (December 31, 2022 - $27,040 and December 31, 2021 - $17,277), which were recognized as financial income as detailed in Note 32.

At December 31, 2023 and 2022, cash and cash equivalents were not restricted or levied in any way as to limit availability thereof.